MARKETABLE SECURITIES	9 Months Ended
Sep. 30, 2013
MARKETABLE SECURITIES.
MARKETABLE SECURITIES

NOTE 4 — MARKETABLE SECURITIES

Marketable securities activity for the three months ended September 30, 2013 consisted of the following:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Realized Gain from Sale of Securities	Fair Value

Marketable securities — available for sale	$—	$—	$—	$1,656,333	$—

In January 2013, the Company sold the remaining 1,513,333 shares of Amicor common stock it owned in a private transaction and generated net proceeds of $151,333. Between February 2013 and May 2013, the Company sold all 25,000,000 shares of Valor Gold common stock it owned in private transactions and generated net proceeds of $1,505,000. Consequently, the Company recorded a realized gain — available for sale securities of $1,656,333 during the nine months ended September 30, 2013.